Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other current assets [abstract]
Other current assets
(USD millions)	2019	2018

VAT receivable	508	588

Withholding tax recoverable	108	99

Prepaid expenses
– Third parties	898	811

– Associated companies		1

Receivables from associated companies	1	2

Other receivables and current assets	1 165	1 360

Total other current assets	2 680	2 861